SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - R$ / shares	Dec. 31, 2023	Dec. 31, 2022
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exchange rates	R$ 1
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Exchange rates	4.8413	R$ 5.2177
Brazil, Brazil Real | Brazilian Central Bank [Member]
IfrsStatementLineItems [Line Items]
Exchange rates	5.3516	R$ 5.5694
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Exchange rates	R$ 1